Goodwill and Other Acquired Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Change in Goodwill
The increase in goodwill in 2011 and 2010 is as follows:

(Millions)	2011	2010
Balance, beginning of the period	$5,146.4	$5,146.2
Goodwill acquired:
Prodigy (1)	446.2	—
Medicity	384.7	—
PayFlex (1)	147.4	—
Genworth (1)	51.9	—
Other (1)	27.3	.2
Balance, end of the period (2)	$6,203.9	$5,146.4

(1)	Goodwill related to these acquisitions is considered preliminary, pending the final allocation of the applicable purchase price.

(2)	At December 31, 2011 and 2010, approximately $104 million was assigned to the Group Insurance segment, with the remainder assigned to the Health Care segment.

Other acquired intangible assets
Other acquired intangible assets at December 31, 2011 and 2010 were comprised of the following:

(Millions)	Cost	Accumulated Amortization	Net Balance	Amortization Period (Years)
2011
Provider networks	$703.2	$428.3	$274.9	12-25	(1)
Customer lists	684.3	331.7	352.6	4-14	(1)
Value of business acquired	149.0	6.3	142.7	20	(2)
Technology	129.0	24.3	104.7	5-10
Other	15.6	9.4	6.2	2-15
Definite-lived trademarks	69.0	13.8	55.2	9-20
Indefinite-lived trademarks	22.3	—	22.3
Total other acquired intangible assets	$1,772.4	$813.8	$958.6
2010
Provider networks	$703.2	$398.9	$304.3	12-25	(1)
Customer lists	420.4	262.6	157.8	4-10	(1)
Technology	25.3	25.0	.3	3-5
Other	17.1	16.8	.3	2-15
Definite-lived trademarks	21.0	10.5	10.5	2-15
Indefinite-lived trademarks	22.3	—	22.3
Total other acquired intangible assets	$1,209.3	$713.8	$495.5

(1)
The amortization period for our provider networks and customer lists includes an assumption of renewal or extension of these arrangements.  At December 31, 2011 and 2010, the periods prior to the next renewal or extension for our provider networks primarily ranged from 1 to 3 years and the period prior to the next renewal or extension for our customer lists was approximately one year. Any costs related to the renewal or extension of these contracts is expensed as incurred.

(2)	VOBA is being amortized over the expected life of the acquired contracts in proportion to estimated premium.

Estimated annual pretax amortization for other acquired intangible assets over the next five years	We estimate annual pretax amortization for other acquired intangible assets over the next five years to be as follows:

(Millions)
2012	$141.8
2013	129.2
2014	107.2
2015	91.2
2016	84.2